As filed with the Securities and Exchange Commission on May 15, 2015

Securities Act File No. 2-53038

Investment Company Act File No. 811-2565

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 84	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 75 (Check appropriate box or boxes)	☒

VOYA MONEY MARKET PORTFOLIO

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr., Esq. Voya Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place 53 State Street Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ On (date) pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 84 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 15th day of May, 2015.

VOYA MONEY MARKET PORTFOLIO

By:	/s/ Huey P. Falgout Jr.
Huey P. Falgout Jr.
Secretary

SIGNATURE	TITLE	DATE

	President, Chief Executive	May 15, 2015
Shaun P. Mathews	Officer and Interested Trustee

	Senior Vice President and	May 15, 2015
Todd Modic*	Chief/Principal Financial Officer

	Trustee	May 15, 2015
Colleen D. Baldwin*

	Trustee	May 15, 2015
John V. Boyer*

	Trustee	May 15, 2015
Patricia Chadwick*

	Trustee	May 15, 2015
Albert E. DePrince Jr.*

	Trustee	May 15, 2015
Peter S. Drotch*

	Trustee	May 15, 2015
Russell H. Jones*

	Trustee	May 15, 2015
Patrick W. Kenny*

	Trustee	May 15, 2015
Joseph E. Obermeyer*

	Trustee	May 15, 2015
Sheryl K. Pressler*

	Trustee	May 15, 2015
Roger B. Vincent*

*By:
/s/ Huey P. Falgout Jr.
Huey P. Falgout Jr.
Attorney-in-Fact**

**	Powers of attorney for Todd Modic and each Trustee dated May 22, 2013 are filed as an attachment to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

EXHIBIT INDEX

VOYA MONEY MARKET PORTFOLIO

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase